COMMITMENTS AND CONTINGENCIES (Details Narrative) - Cayson Acquisition Corp [Member] - USD ($)			7 Months Ended	9 Months Ended
	Oct. 15, 2024	Sep. 23, 2024	Dec. 31, 2024	Sep. 30, 2025
Subsidiary, Sale of Stock [Line Items]
Cash underwriting discount				$ 2,100,000
Payments of underwriting expense				$ 1,200,000
Percentage of deferred underwriting discount				3.50%
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		900,000	900,000
Number of shares forfeiture	225,000	225,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		6,000,000
Cash underwriting discount price per share			$ 0.20	$ 0.20
Cash underwriting discount			$ 1,200,000	$ 1,200,000
Payments of underwriting expense			$ 300,000	300,000
Payable of initial business combination				$ 2,100,000